CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenue	$ 206,230		¥ 1,435,727
Cost of revenues	(19,243)		(133,968)
Gross profit	186,987		1,301,759
Operating expenses:
Sales and marketing (including expenses from related party of nil,RMB51,753 and RMB21,099 for the years ended December 31, 2017, 2018 and 2019, respectively)	(172,275)		(1,199,346)
Research and development	(39,120)		(272,343)
General and administrative	(14,493)		(100,896)
Impairment loss	(36,583)		(254,683)
Penalties	(4,309)		(30,000)
Loss from operations	(79,793)		(555,509)
Net interest income	733		5,100
Others, net	1,693		11,785
Loss before income tax	(77,367)		(538,624)
Income tax (expenses)/benefits	1,150		8,005
Net loss	(76,217)		(530,619)
Less: net income/(loss) attributable to noncontrolling interests	(11,327)		(78,859)
Net loss attributable to Jianpu's shareholders	(64,890)		(451,760)
Foreign currency translation adjustments	2,109		14,685
Total other comprehensive (loss)/income	2,109		14,685
Total comprehensive loss	(74,108)		(515,934)
Less: total comprehensive income/(loss) attributable to noncontrolling interests	(11,309)		(78,732)
Total comprehensive loss attributable to Jianpu's shareholders	$ (62,799)		¥ (437,202)
Net loss per share attributable to Jianpu's shareholders(1)
Basic and diluted (in dollars per share) | (per share)	$ (0.15)		¥ (1.07)
Weighted average number of shares
Basic and diluted (in shares)	420,575,827		420,575,827
ADS
Net loss per share attributable to Jianpu's shareholders(1)
Basic and diluted (in dollars per share) | (per share)	$ (3.09)	[1]	¥ (21.48)	[1]
Recommendation services
Revenues:
Total revenue	$ 179,882		¥ 1,252,300
Loans (including revenues from related party of RMB102,997, RMB105,492 and RMB31,980 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue	95,709		666,307
Credit cards
Revenues:
Total revenue	84,173		585,993
Advertising, marketing and other services (including revenues from related party of nil, RMB13,405 and RMB6,858 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue	$ 26,348		¥ 183,427

[1]	Net loss per ADS attributable to Jianpu's shareholders has been retrospectively adjusted for the ADS ratio change that were effective on October 30, 2020 as detailed in Note 25(c).